STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares [Member]	Additional paid-in capital [Member]	Accumulated Other Comprehensive income (loss) [Member]	Retained earnings (Accumulated deficit) [Member]	Treasury shares [Member]	Total
Balance as of at Dec. 31, 2019	$ 213	$ 243,211	$ 130	$ (77,370)	$ (1,002)	$ 165,182
Balance as of (shares) at Dec. 31, 2019	26,242,459
Stock-based compensation	$ 0	4,447	0	0	0	4,447
Exercise of stock-based compensation	$ 11	4,275	0	0	0	4,286
Exercise of stock-based compensation (shares)	1,109,515
Other comprehensive loss	$ 0	0	(18)	0	0	(18)
Net income	0	0	0	10,225	0	10,225
Balance as of at Dec. 31, 2020	$ 224	251,933	112	(67,145)	(1,002)	184,122
Balance as of (shares) at Dec. 31, 2020	27,351,974
Issuance of shares - Offering	$ 133	230,356	0	0	0	230,489
Issuance of shares - Offering (shares)	14,110,592
Stock-based compensation	$ 0	6,985	0	0	0	6,985
Exercise of stock-based compensation	$ 18	6,880	0	0	0	6,898
Exercise of stock-based compensation (shares)	2,234,157
Other comprehensive loss	$ 0	0	(240)	0	0	(240)
Net income	0	0	0	38,706	0	38,706
Balance as of at Dec. 31, 2021	$ 375	496,154	(128)	(28,439)	(1,002)	$ 466,960
Balance as of (shares) at Dec. 31, 2021	43,696,723					43,696,723
Stock-based compensation	$ 0	11,570	0	0	0	$ 11,570
Exercise of stock-based compensation	$ 23	5,810	0	0	0	5,833
Exercise of stock-based compensation (shares)	2,475,670
Other comprehensive loss	$ 0	0	(454)	0	0	(454)
Net income	0	0	0	99,225	0	99,225
Balance as of at Dec. 31, 2022	$ 398	$ 513,534	$ (582)	$ 70,786	$ (1,002)	$ 583,134
Balance as of (shares) at Dec. 31, 2022	46,172,393					46,172,393